Equipment and leasehold improvements - Schedule of breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	$ 17,779
Ending balance	17,282	$ 17,779
Equipment and leasehold improvements, net
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,841	4,990
Ending balance	4,441	3,841	$ 4,990
IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	630	796
Ending balance	799	630	796
Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	39	76
Ending balance	172	39	76
Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,075	3,598
Ending balance	3,395	3,075	3,598
Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	97	520
Ending balance	75	97	520
Costs:
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	14,290	15,813	16,068
Additions	1,651	453	997
Disposals	(1,182)	(1,967)	(1,203)
Effect of changes in exchange rates	8	(10)	(49)
Reclassifications		1
Ending balance	14,767	14,290	15,813
Costs: | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,476	4,136	4,905
Additions	599	402	293
Disposals	(1,136)	(58)	(1,045)
Effect of changes in exchange rates	2	(5)	(17)
Reclassifications		1
Ending balance	3,941	4,476	4,136
Costs: | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	1,677	1,677	1,771
Additions	165	4	1
Disposals	(36)	(3)	(84)
Effect of changes in exchange rates	2	(1)	(11)
Reclassifications		0
Ending balance	1,808	1,677	1,677
Costs: | Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	7,450	7,428	6,803
Additions	852	26	671
Disposals	(4)	0	(26)
Effect of changes in exchange rates	3	(4)	(20)
Reclassifications		0
Ending balance	8,301	7,450	7,428
Costs: | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	687	2,572	2,589
Additions	35	21	32
Disposals	(6)	(1,906)	(48)
Effect of changes in exchange rates	1	0	(1)
Reclassifications		0
Ending balance	717	687	2,572
Accumulated amortization:
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	10,449	10,823	9,838
Amortization	1,050	1,346	2,179
Disposals	(1,176)	(1,712)	(1,173)
Effect of changes in exchange rates	3	(9)	(21)
Reclassifications		1
Ending balance	10,326	10,449	10,823
Accumulated amortization: | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,846	3,340	3,754
Amortization	430	566	643
Disposals	(1,133)	(57)	(1,043)
Effect of changes in exchange rates	(1)	(3)	(14)
Reclassifications		0
Ending balance	3,142	3,846	3,340
Accumulated amortization: | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	1,638	1,601	1,627
Amortization	32	41	63
Disposals	(35)	(3)	(82)
Effect of changes in exchange rates	1	(2)	(7)
Reclassifications		1
Ending balance	1,636	1,638	1,601
Accumulated amortization: | Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,375	3,830	3,299
Amortization	531	549	553
Disposals	(4)	0	(8)
Effect of changes in exchange rates	4	(4)	(14)
Reclassifications		0
Ending balance	4,906	4,375	3,830
Accumulated amortization: | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	590	2,052	1,158
Amortization	57	190	920
Disposals	(4)	(1,652)	(40)
Effect of changes in exchange rates	(1)	0	14
Reclassifications		0
Ending balance	$ 642	$ 590	$ 2,052